EMPLOYEE COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Analysis of employee compensation
Total employee compensation expense recognized in income is as follows:

(amounts in millions)	2024	2023
Salaries and other short-term employee benefits	$1,682.7	$1,564.5
Share-based payments expense, net of equity swap (Note 24)	40.1	32.9
Post-employment benefits – defined benefit plans (Note 20)	34.6	38.5
Post-employment benefits – defined contribution plans	38.5	25.4
Termination benefits	28.5	2.7
Total employee compensation	$1,824.4	$1,664.0